10. Financial Instruments - Risk Management	12 Months Ended
Dec. 31, 2018
Financial Instruments - Risk Management
Financial Instruments - Risk Management

Note 10 – Financial Instruments – Risk Management

The Group, through its subsidiaries, is exposed to the following financial risks through its operations:

•	Risks related to the general economic trend

•	Risks related to fund requirements

•	Other financial risks

•	Credit risks

•	Liquidity risk

•	Interest rate risk

•	Risk relevant to the environment

The Group is exposed to risks that arise from its use of financial instruments. This note describes the Group’s objectives, policies and processes for managing those risks and the methods used to measure them. Further quantitative information in respect of these risks is presented throughout these consolidated financial statements.

There have been no substantive changes in the Group’s exposure to financial instruments risks, its objectives, policies and processes for managing those risks or the methods used to measure them during the period unless otherwise stated in this note.

i. Principal financial instruments

The principal financial instruments used by the Group, from which financial instrument risk arises, are as follows:

•	Trade and other receivables

•	Cash and cash equivalents

•	Trade and other payables

•	Revolving lines of credit

•	Floating-rate bank loans and lease agreements

•	Notes payable

A summary of the financial instruments held by category is provided below:

Financial assets

	December 31, 2018	December 31, 2017	December 31, 2016
Cash and cash equivalents	$107,983	$58,143	$55,393
Trade and other receivables	232,307	407,010	900,077
Total financial assets	$340,290	$465,153	$955,470

Financial liabilities

	December 31, 2018		December 31, 2017		December 31, 2016
	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost
Trade and other payables	$–	$6,102,039	$–	$6,409,094	$–	$5,994,904
Loans and borrowings and notes payable	–	23,605,780	–	26,572,080	–	27,802,729
Derivatives financial liabilities	476,572	–	1,859,700	–	794,235	–
Total financial liabilities	$476,572	$29,707,819	$1,859,700	$32,981,174	$794,235	$33,797,633

Financial instruments measured at fair value

	Fair value measurements at December 31, 2018 using
	Level 1	Level 2	Level 3
Financial liabilities
Derivative financial liabilities – convertible promissory notes	$–	$476,572	$–

	Fair value measurements at December 31, 2017 using
	Level 1	Level 2	Level 3
Financial liabilities
Derivative financial liabilities – convertible promissory notes	$–	$1,859,700	$–

	Fair value measurements at December 31, 2016 using
	Level 1	Level 2	Level 3
Financial liabilities
Derivative financial liabilities – convertible promissory notes	$–	$794,235	$–

General objectives, policies and processes

The Board has overall responsibility for the determination of the Group’s risk management objectives and policies.

The overall objective of the Board is to set policies that seek to reduce risk as much as possible without unduly affecting the Group’s competitiveness and flexibility. Further details regarding these policies are set out below:

Risk related to the general economic trend

The Group performance is affected by the increase or decrease of the gross Italian national product. Europe experienced a general slowdown in its economy, especially in Italy during 2014 and 2015, with a slight improvement in the economic trend in Italy during 2016 and continued positive trend in 2017. The economic growth has, however, slowed down in 2018.

Related to fund requirements

Operations may not generate adequate financial resources for operations. The Group may need to raise necessary financial resources by obtaining new loans. If the Group attempts to obtain new loans in the future, management believes that the Group may encounter higher interest rate spreads and greater difficulties in obtaining long-term loans in comparison to the past.

Other financial risks

The Group is exposed to financial risks associated with its business operations:

•	Credit risk in relation to normal trade transactions with customers;

•	Liquidity risk, with particular reference to the raising of financial resources associated with investments and the financing of working capital;

•	Market risks (mainly related to interest rates).

Credit risk

The granting of credit to end customers is subject to specific preliminary and on-going assessments of each tenant. Positions amongst trade receivables (if individually significant) for which objective partial or total non-recoverability is ascertained, are subject to individual write-down.

The Group’s cash is held with the following institutions:

Description	Rating	December 31, 2018	December 31, 2017	December 31, 2016

UBI Bank	BBB-	$67,406	$–	$–
Cassa Rurale e Artigiana di Binasco Credito Coorperativo	N/A	27,231	19,225	28,016
Banca Cassa di Risparmio di Asti	N/A	5,397	5,755	5,296
ING Luxembourg	A+	4,353	2,050	2,980
First Republic Bank	A-	3,388	7,363	4,467
Banca Intesa Sanpaolo	BBB	181	17,906	1,556
Banca Popolare di Vicenza	CCC	–	5,570	8,942
Bank of China	A	–	–	3,246
Banca Popolare Commercio e Industria	C+	–	–	417
Total cash at banks		$107,956	$57,869	$54,920

Accounts at the institutions in United States are insured by the Federal Deposit Insurance Corporation (FDIC) for up to $250,000. Accounts at the institutions in Italy are guaranteed by Interbank Deposit Protection Fund for up to €100,000. The Company performs ongoing evaluations of these institutions to limit its concentration of risk exposure.

Foreign exchange risk

The Subsidiaries transactions are denominated in Euros. Therefore, the fair value of the investment properties may decrease if the Euro to US dollar exchange rate decreases, while the loans and borrowings would decrease accordingly. Management believes the foreign exchange risk the Group encounters is relatively low.

Liquidity risk

Liquidity risk may manifest with regards to the inability to raise the financial resources necessary for the anticipated investments under good economic conditions and for financing working capital.

The Group has adopted a series of policies and processes aimed at optimizing the management of the financial resources, reducing the liquidity risk, such as the maintenance of an adequate level of available liquidity, and obtaining adequate credit facilities and the systematic monitoring of the forecast liquidity conditions.

The following table sets out the contractual maturities (representing undiscounted contractual cash-flows) of financial liabilities:

At December 31, 2018	Up to 1 year	Between 1 and 5 years	Over 5 years	Total

Trade and other payables	$6,100,099	$1,940	$–	$6,102,039
Loans and borrowings	2,798,445	4,736,581	11,705,298	19,240,324
Notes payable to stockholders	4,365,456	–	–	4,365,456
Derivative financial liabilities	476,572	–	–	476,572
Total	$13,740,572	$4,738,521	$11,705,298	$30,184,391

At December 31, 2017	Up to 1 year	Between 1 and 5 years	Over 5 years	Total

Trade and other payables	$6,389,497	$19,597	$–	$6,409,094
Loans and borrowings	4,438,354	3,967,793	14,178,454	22,584,601
Notes payable to stockholders	3,987,479	–	–	3,987,479
Derivative financial liabilities	1,859,700	–	–	1,859,700
Total	$16,675,030	$3,987,390	$14,178,454	$34,840,874

At December 31, 2016	Up to 1 year	Between 1 and 5 years	Over 5 years	Total

Trade and other payables	$5,914,549	$80,355	$–	$5,994,904
Loans and borrowings	4,206,847	5,021,073	16,089,243	25,317,163
Notes payable to stockholders	2,516,981	–	–	2,516,981
Derivative financial liabilities	794,235	–	–	794,235
Total	$13,432,612	$5,101,428	$16,089,243	$34,623,283

Risk relevant to the environment

The activities of the Group are not directly subject to authorization and environmental rules and regulations. The activities of some tenants may be subject to regulations on emissions in the atmosphere, waste disposal, wastewater disposal and land contamination ban.

Capital Disclosures

The Group monitors adjusted capital which comprises all components of equity (i.e. capital quotas, legal reserve, non-controlling interest and retained earnings).

The Group’s objectives when maintaining capital are:

•	To safeguard the entity’s ability to continue as a going concern, so that it can continue to provide returns for shareholders and benefits for other stakeholders, and

•	To provide an adequate return to shareholders by pricing services commensurate with the level of risk.